FINANCIAL EXPENSES NET (Tables)	0 Months Ended
Dec. 31, 2011
Financial Expenses Net Tables [Abstract]
Schedule of financial expenses
NOTE 16—FINANCIAL EXPENSES- NET:
	Year ended December, 31
	2011	2010	2009

	U.S. $ in millions
Interest expenses and other bank charges	$234	$202	$230
Foreign exchange (gain) losses—net	16	(22)	24
Income from investments	(44)	(57)	(58)
Gain from interest rate swap transaction	(53)
Losses from hedging transactions in connection with the ratiopharm acquisition	-	102	-
Other than temporary impairment of securities	-	-	6
Total finance expense	$153	$225	$202